Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Net revenues	$ 153,290	$ 139,367	$ 126,761
Cost of revenues	126,762	114,000	102,978
Gross profit	26,528	25,367	23,783
Operating expenses	17,074	16,568	15,746
Operating profit	9,454	8,799	8,037
Interest expense, net	838	600	509
Loss on early extinguishment of debt	0	521	0
Income before income tax provision	8,616	7,678	7,528
Income tax provision	3,386	3,033	2,928
Income from continuing operations	5,230	4,645	4,600
Income (loss) from discontinued operations, net of tax	9	(1)	(8)
Net income	5,239	4,644	4,592
Net income attributable to noncontrolling interest	(2)	0	0
Net income attributable to CVS Health	$ 5,237	$ 4,644	$ 4,592
Basic earnings per share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 4.65	$ 3.98	$ 3.78
Loss from discontinued operations attributable to CVS Caremark (in dollars per share)	0.01	0.00	(0.01)
Net income attributable to CVS Caremark (in dollars per share)	$ 4.66	$ 3.98	$ 3.77
Weighted average common shares outstanding (in shares)	1,118	1,161	1,217
Diluted earnings per share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 4.62	$ 3.96	$ 3.75
Loss from discontinued operations attributable to CVS Caremark (in dollars per share)	0.01	0.00	(0.01)
Net income attributable to CVS Caremark (in dollars per share)	$ 4.63	$ 3.96	$ 3.74
Weighted average common shares outstanding (in shares)	1,126	1,169	1,226
Dividends declared per common share (in dollars per share)	$ 1.40	$ 1.10	$ 0.9